EQUITY METHOD INVESTMENTS - Rollforward of the Investment in Equity Method Investees (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended				12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2019		Nov. 30, 2018		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment Roll Forward
Investment in Ohio Gathering, Begining Balance		$ 309,728	$ 649,250	$ 649,250				$ 649,250
Cash distributions		7,494	8,583					37,300	$ 35,271	$ 40,220
Impairment loss		(3,311)	441					337,851	10,888	2,223
Investment in Ohio,Ending Balance	$ 363,578	363,578						309,728	649,250
OGC | Summit Midstream Partners, LLC
Equity Method Investment Roll Forward
Investment in Ohio Gathering, Begining Balance	271,268		$ 275,000	275,000		$ 649,250		275,000	649,250
Cash distributions	1,875			2,700		2,736
Impairment loss				232,521	[1]	5,652	[1]	$ (329,700)	(7,700)
Loss contingency				0		2,040
Basis difference	223,151			0		(116,832)
Investment in Ohio,Ending Balance	$ 496,294	$ 496,294		$ 510,221		$ 542,846			$ 275,000	$ 649,250

[1]	Amount is comprised of (i) a $329.7 million impairment of our equity method investment in Ohio Gathering; (ii) the write-off of our basis difference of ($103.5) million in Ohio Gathering as a result of the impairment in our equity method investment in Ohio Gathering; and (iii) a $6.3 million impairment of long-lived assets in OCC.